Combined Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Statement of Income and Comprehensive Income [Abstract]
Net (loss) earnings	$ (424.3)	$ 92.0	$ 101.1
Pension and postretirement benefit adjustments, net of tax of $3.2, $2.8, and $(0.5), respectively	(5.3)	(4.8)	(0.4)
Foreign currency translation adjustments	1.1	3.1	(2.5)
Total comprehensive (loss) income	$ (428.5)	$ 90.3	$ 98.2